Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2021
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule of Gross Carrying Amount and Accumulated Amortization of Intangible Assets	Intangible assets are stated at cost (fair value at the time of acquisition) and are amortized using the straight-line method over the estimated useful lives or the life of the related agreement as follows:

Patents, trademarks and technology	5 - 30 years
Other intangibles	5 - 15 years
The cost and accumulated amortization of intangible assets at December 31, 2021 and 2020 were as follows:

	December 31, 2021			December 31, 2020
	Carrying Amount	Accumulated Amortization	Net	Carrying Amount	Accumulated Amortization	Net
Patents, trademarks and technology	$27	$19	$8	$27	$11	$16
Other intangibles	14	11	3	14	13	1
Total	$41	$30	$11	$41	$24	$17

Schedule of Estimated Future Amortization Expense for Intangible Assets	Our estimated future amortization expense for intangible assets over the next five years is as follows:

Year ending December 31,	Amount
2022	$9
2023	2
2024	—
2025	—
2026	—